UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 38.1%
BANKS 11.6%
AgriBank FCB, 6.875%, ($100 Par Value)	130,500	$13,461,897
Astoria Financial Corp., 6.50%, Series C	161,571	3,838,927
BB&T Corp., 5.625%, Series E	412,865	9,244,047
Citigroup, 6.875%, Series K	435,700	11,358,699
CoBank ACB, 6.25%, 144A ($100 Par Value)(a)	276,000	28,065,750
CoBank ACB, 6.125%, Series G ($100 Par Value)	150,250	12,738,390
Countrywide Capital IV, 6.75%, due 4/1/33	464,246	11,768,636
Countrywide Capital V, 7.00%, due 11/1/36	1,328,067	33,865,709
Farm Credit Bank of Texas, 6.75%, 144A(a)	211,700	21,659,556
Fifth Third Bancorp, 6.625%, Series I	526,468	13,956,667
First Niagara Financial Group, 8.625%, Series B	149,881	4,258,119
First Republic Bank, 6.20%, Series B	326,197	8,040,756
GMAC Capital Trust I, 8.125%, due 2/15/40, Series II (TruPS)	250,000	6,825,000
Huntington Bancshares, 8.50%, Series A ($1,000 Par Value)(Convertible)	16,271	20,989,753
PNC Financial Services Group, 6.125%, Series P	796,449	21,273,153
PrivateBancorp, 7.125%, due 10/30/42	347,970	9,043,740
Sovereign Real Estate Investment Trust, 12.00%, 144A ($1,000 Par Value)(a)	4,090	5,478,866
US Bancorp, 6.50%, Series F	353,188	10,030,539
Wells Fargo & Co., 5.85%	388,091	9,663,466
Wells Fargo & Co., 6.625%	186,640	5,069,142
Zions Bancorp, 7.90%, Series F	419,893	11,899,768
Zions Bancorp, 6.30%, Series G	355,092	8,841,791
		281,372,371
BANKS—FOREIGN 1.1%
Barclays Bank PLC, 7.10%, Series III (United Kingdom)	30,178	774,669
Barclays Bank PLC, 7.75%, Series IV (United Kingdom)	539,790	14,002,153
National Westminster Bank PLC, 7.76%, Series C (United Kingdom)	448,873	11,486,660
		26,263,482
ELECTRIC—INTEGRATED 0.6%
Integrys Energy Group, 6.00%, due 8/1/73	614,149	15,482,696
FINANCE 1.7%
INVESTMENT ADVISORY SERVICES 0.5%
Affiliated Managers Group, 6.375%, due 8/15/42	465,300	11,632,500

	Number of Shares	Value
INVESTMENT BANKER/BROKER 1.2%
Morgan Stanley, 6.875%	959,664	$24,874,491
RBS Capital Funding Trust VI, 6.25%, Series F	218,945	4,917,505
		29,791,996
TOTAL FINANCE		41,424,496
INDUSTRIALS—CHEMICALS 1.1%
CHS, 7.10%, Series II	963,500	25,792,895
INSURANCE 8.3%
LIFE/HEALTH INSURANCE 1.1%
Principal Financial Group, 5.563%, Series A ($100 Par Value)	112,000	11,543,000
Principal Financial Group, 6.518%, Series B (FRN)	457,331	11,378,395
Prudential Financial, 5.75%, due 12/15/52	97,953	2,312,671
		25,234,066
LIFE/HEALTH INSURANCE—FOREIGN 0.5%
Aegon NV, 7.25% (Netherlands)	472,405	12,206,945
MULTI-LINE 2.7%
Allstate Corp., 6.75%, Series C	210,000	5,315,100
Allstate Corp., 6.625%, Series E	401,725	10,107,401
Hanover Insurance Group/The, 6.35%, due 3/30/53	343,438	7,926,549
Hartford Financial Services Group, 7.875%, due 4/15/42	662,960	19,636,875
Kemper Corp., 7.375%, due 2/27/54	483,400	12,442,716
WR Berkley Corp., 5.625%, due 4/30/53	466,058	10,038,890
		65,467,531
MULTI-LINE—FOREIGN 2.2%
ING Groep N.V., 7.05% (Netherlands)	320,482	8,278,050
ING Groep N.V., 7.20% (Netherlands)	523,448	13,557,303
ING Groep N.V., 7.375% (Netherlands)	1,230,795	31,422,197
		53,257,550
REINSURANCE 0.6%
Reinsurance Group of America, 6.20%, due 9/15/42	561,870	14,883,936
REINSURANCE—FOREIGN 1.2%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	470,082	11,662,734
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	202,107	5,279,035
Axis Capital Holdings Ltd., 6.875%, Series C (Bermuda)(b)	320,272	8,070,854

	Number of Shares	Value
Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)	163,398	$4,276,126
		29,288,749
TOTAL INSURANCE		200,338,777
INTEGRATED TELECOMMUNICATIONS SERVICES 1.4%
Qwest Corp., 6.125%, due 6/1/53	595,664	13,122,478
Qwest Corp., 7.00%, due 4/1/52	326,609	8,253,409
Qwest Corp., 7.375%, due 6/1/51	228,874	5,985,055
Telephone & Data Systems, 6.875%, due 11/15/59	149,582	3,793,400
Telephone & Data Systems, 7.00%, due 3/15/60	158,181	4,051,015
		35,205,357
PIPELINES 0.4%
NuStar Logistics LP, 7.625%, due 1/15/43	335,800	8,999,440
REAL ESTATE 10.4%
DIVERSIFIED 3.5%
Colony Financial, 8.50%, Series A	389,197	10,091,878
Coresite Realty Corp., 7.25%, Series A	406,311	10,056,197
Duke Realty Corp., 6.50%, Series K	225,000	5,465,250
DuPont Fabros Technology, 7.875%, Series A	318,329	8,037,807
Gramercy Property Trust, 8.125%, Series A	339,639	8,453,615
National Retail Properties, 5.70%	319,985	6,700,486
NorthStar Realty Finance Corp., 8.50%, Series D	333,800	8,308,282
Retail Properties of America, 7.00%	506,582	12,512,576
Urstadt Biddle Properties, 7.125%, Series F(c)	232,000	5,695,600
Vornado Realty Trust, 6.625%, Series G	278,860	7,083,044
Winthrop Realty Trust, 7.75%, due 8/15/22	120,305	3,096,651
		85,501,386
HOTEL 2.3%
Chesapeake Lodging Trust, 7.75%, Series A	395,206	10,251,644
Hersha Hospitality Trust, 8.00%, Series B	167,069	4,260,259
Hersha Hospitality Trust, 6.875%, Series C	199,569	4,769,699
Hospitality Properties Trust, 7.125%, Series D	247,406	6,271,742
LaSalle Hotel Properties, 6.375%, Series I	280,000	6,232,800
Pebblebrook Hotel Trust, 7.875%, Series A	240,977	6,248,534
Pebblebrook Hotel Trust, 8.00%, Series B	83,200	2,163,200
Pebblebrook Hotel Trust, 6.50%, Series C	210,000	4,687,200
Summit Hotel Properties, 7.125%	177,800	4,119,626

	Number of Shares	Value
Sunstone Hotel Investors, 8.00%, Series D	256,870	$6,627,246
		55,631,950
INDUSTRIALS 0.2%
First Potomac Realty Trust, 7.75%, Series A	192,001	4,851,865
MORTGAGE 0.3%
Annaly Capital Management, 7.50%, Series D	346,700	8,209,856
OFFICE 2.0%
American Realty Capital Properties, 6.70%, Series F	1,285,264	29,265,461
Corporate Office Properties Trust, 7.375%, Series L	292,000	7,428,480
Hudson Pacific Properties, 8.375%, Series B	230,908	6,049,790
PS Business Parks, 6.45%, Series S	94,235	2,266,352
PS Business Parks, 6.00%, Series T	112,541	2,532,172
		47,542,255
RESIDENTIAL—MANUFACTURED HOME 0.2%
Equity Lifestyle Properties, 6.75%, Series C	226,688	5,531,187
SHOPPING CENTERS 1.9%
COMMUNITY CENTER 0.9%
Cedar Realty Trust, 7.25%, Series B	317,900	7,473,829
DDR Corp., 6.50%, Series J	215,707	5,189,910
Kite Realty Group Trust, 8.25%, Series A	103,490	2,660,728
Saul Centers, 6.875%, Series C	268,731	6,495,228
		21,819,695
REGIONAL MALL 1.0%
CBL & Associates Properties, 7.375%, Series D	250,802	6,302,654
Glimcher Realty Trust, 7.50%, Series H	214,700	5,393,264
Pennsylvania REIT, 8.25%, Series A	232,069	6,015,229
Taubman Centers, 6.25%, Series K	280,000	6,423,200
		24,134,347
TOTAL SHOPPING CENTERS		45,954,042
TOTAL REAL ESTATE		253,222,541
TRANSPORT—MARINE—FOREIGN 1.1%
Seaspan Corp., 6.375%, due 4/30/19 (Hong Kong)	360,750	9,086,391
Seaspan Corp., 9.50%, Series C (Hong Kong)	357,226	9,852,293
Teekay Offshore Partners LP, 7.25%, Series A (Marshall Islands)	271,600	6,909,504
		25,848,188

	Number of Shares	Value
UTILITIES 0.4%
SCE Trust III, 5.75%	356,225	$9,119,360
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$907,685,644)		923,069,603
PREFERRED SECURITIES—CAPITAL SECURITIES 58.3%
BANKS 10.0%
Countrywide Capital III, 8.05%, due 6/15/27, Series B	3,000,000	3,593,241
Farm Credit Bank of Texas, 10.00%, Series I	22,200	26,924,438
Goldman Sachs Capital I, 6.345%, due 2/15/34	11,590,000	12,034,303
Goldman Sachs Capital II, 4.00%, (FRN)	17,619,000	13,654,725
Goldman Sachs Capital III, 4.00%, Series F (FRN)	20,744,000	15,817,300
JPMorgan Chase & Co., 7.90%, Series I	70,950,000	80,528,250
M&T Capital Trust II, 8.277%, due 6/1/27	6,000,000	6,134,334
PNC Financial Services Group, 6.75%	11,000,000	12,044,153
Wells Fargo & Co., 7.98%, Series K	49,170,000	56,115,262
Zions Bancorp, 7.20%, Series J	13,491,000	14,030,640
		240,876,646
BANKS—FOREIGN 21.5%
Baggot Securities Ltd., 10.24%, 144A (EUR) (Ireland)(a)	8,908,000	13,383,955
Banco Bilbao Vizcaya Argentaria SA, 7.00% (Spain)	6,200,000	8,631,112
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)(d)	16,200,000	17,592,196
Banco do Brasil SA/Cayman, 9.25%, 144A (Brazil)(a)	18,200,000	19,701,500
Bank of Ireland, 10.00%, due 7/30/16, Series EMTN (Ireland)	6,850,000	10,340,690
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)	12,800,000	14,144,000
Barclays Bank PLC, 7.75%, due 4/10/23 (United Kingdom)	16,000,000	17,680,000
Barclays Bank PLC, 6.86%, 144A (United Kingdom)(a)	18,938,000	19,979,590
Barclays PLC, 8.00% (United Kingdom) (EUR)	6,800,000	9,883,258
Barclays PLC, 8.25% (United Kingdom)	19,924,000	20,957,259
BBVA Bancomer SA Texas, 6.75%, due 9/30/22, 144A (Mexico)(a)	10,000,000	10,975,000
BNP Paribas, 7.195%, 144A (France)(a)	10,000,000	10,725,000
Commerzbank AG, 8.125%, due 9/19/23, 144A (Germany)(a)	26,350,000	30,269,562
Credit Agricole SA, 7.875%, 144A (France)(a)	10,982,000	11,613,465
Credit Agricole SA, 8.125%, due 9/19/33, 144A (France)(a)	16,900,000	19,371,625
Credit Suisse AG, 6.50%, due 8/8/23, 144A (Switzerland)(a)	11,250,000	12,375,000
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(a)	11,359,000	12,353,026
Deutsche Bank Capital Funding Trust I, 3.254%, 144A (FRN) (Germany)(a)	10,774,000	10,289,170

	Number of Shares	Value
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a)	22,901,000	$26,107,140
HBOS Capital Funding LP, 6.85% (United Kingdom)	16,996,000	17,125,595
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(a)	25,554,000	36,861,645
KBC Bank NV, 8.00%, due 1/25/23 (Belgium)	10,200,000	11,475,000
Lloyds Banking Group PLC, 6.657%, 144A (United Kingdom)(a)	7,879,000	7,997,185
Nationwide Building Society, 10.25% (United Kingdom)(d)	11,800,000	24,394,724
Nationwide Building Society, 6.875%, Series EMTN (United Kingdom)	5,400,000	8,993,608
Rabobank Nederland, 8.40% (Netherlands)	20,950,000	23,333,063
Rabobank Nederland, 11.00%, 144A (Netherlands)(a)	17,550,000	23,341,500
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	16,649,000	17,980,920
SMFG Preferred Capital, 9.50%, 144A (FRN) (Cayman Islands)(a)	4,000,000	5,039,500
Societe Generale SA, 6.75% (France)	4,500,000	6,281,565
Societe Generale SA, 8.875% (France) (GBP)	5,442,000	10,161,347
Standard Chartered PLC, 7.014%, 144A (United Kingdom)(a)	5,250,000	5,634,101
Sumitomo Mitsui Financial Group, 4.436%, due 4/2/24, 144A (Japan)(a)	5,300,000	5,315,550
UBS AG, 7.625%, due 8/17/22 (Switzerland)	18,000,000	21,145,536
		521,453,387
FINANCE—DIVERSIFIED FINANCIAL SERVICES 4.1%
General Electric Capital Corp., 7.125%, Series A	35,600,000	40,648,258
General Electric Capital Corp., 6.25%, Series B	24,600,000	26,434,520
JPMorgan Chase & Co, 6.75%, Series S	22,450,000	23,740,875
JPMorgan Chase & Co, 6.125%, Series U	7,400,000	7,314,878
		98,138,531
INSURANCE 16.9%
LIFE/HEALTH INSURANCE 5.8%
AIG Life Holdings, 7.57%, due 12/1/45, 144A(a)	15,745,000	19,227,794
AIG Life Holdings, 8.125%, due 3/15/46, 144A(a)	8,450,000	11,048,375
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(a)	4,800,000	5,040,000
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a)	14,762,000	17,492,970
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a)	24,845,000	32,671,175
Provident Financing Trust I, 7.405%, due 3/15/38	17,400,000	19,575,000

	Number of Shares	Value
Prudential Financial, 5.625%, due 6/15/43, (FRN)	35,175,000	$36,054,375
		141,109,689
LIFE/HEALTH INSURANCE—FOREIGN 3.2%
Dai-Ichi Mutual Life, 7.25%, 144A (Japan)(a)	13,000,000	15,362,321
Friends Life Group PLC, 7.875% (United Kingdom)	8,800,000	9,691,000
La Mondiale Vie, 7.625% (France)	31,250,000	34,179,687
Sumitomo Life Insurance Co, 6.50%, due 9/20/73, 144A (Japan)(a)	15,500,000	17,445,777
		76,678,785
MULTI-LINE 1.7%
American International Group, 8.175%, due 5/15/68, (FRN)	30,259,000	39,904,056
MULTI-LINE—FOREIGN 1.3%
Aviva PLC, 8.25% (United Kingdom)	13,366,000	14,986,628
AXA SA, 8.60%, due 12/15/30 (France)	4,500,000	5,816,250
AXA SA, 6.463%, 144A (France)(a)	10,600,000	11,196,250
		31,999,128
PROPERTY CASUALTY 1.1%
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(a)	6,505,000	6,830,250
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a)	18,092,000	20,172,580
		27,002,830
PROPERTY CASUALTY—FOREIGN 1.2%
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(a)	15,036,000	17,516,188
RL Finance Bonds No. 2 PLC, 6.125%, due 11/30/43 (United Kingdom)	7,250,000	12,174,227
		29,690,415
REINSURANCE—FOREIGN 2.6%
Aquarius + Investments PLC, 8.25% (Switzerland)	18,980,000	21,115,250
Catlin Insurance Co., 7.249%, 144A (Bermuda)(a)	25,350,000	26,364,000
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)(a)	13,750,000	14,733,070
		62,212,320
TOTAL INSURANCE		408,597,223
INTEGRATED TELECOMMUNICATIONS SERVICES 1.4%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman)(a)	28,162	34,551,254

	Number of Shares	Value
OIL & GAS EXPLORATION & PRODUCTION—FOREIGN 0.2%
Origin Energy Finance Ltd., 7.875%, due 6/16/71 (Australia) (EUR)	3,830,000	$5,671,600
PIPELINES 2.1%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	19,403,000	21,891,435
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B	12,425,000	14,083,141
Enterprise Products Operating LP, 8.375%, due 8/1/66	12,326,000	13,889,614
		49,864,190
UTILITIES 2.1%
ELECTRIC UTILITIES 0.5%
FPL Group Capital, 7.30%, due 9/1/67, Series D	12,200,000	13,460,724
ELECTRIC UTILITIES—FOREIGN 0.7%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(a)	15,380,000	17,296,348
MULTI-UTILITIES 0.9%
Dominion Resources, 7.50%, due 6/30/66, Series A	7,495,000	8,188,287
PPL Capital Funding, 6.70%, due 3/30/67, Series A	12,638,000	12,709,683
		20,897,970
TOTAL UTILITIES		51,655,042
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,306,029,628)		1,410,807,873

	Principal Amount
CORPORATE BONDS 0.9%
INSURANCE—PROPERTY CASUALTY 0.4%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a)	$8,400,000	9,180,158
INTEGRATED TELECOMMUNICATIONS SERVICES 0.5%
Citizens Communications Co., 9.00%, due 8/15/31	10,850,000	11,148,375
TOTAL CORPORATE BONDS (Identified cost—$19,061,254)		20,328,533

		Number of Shares	Value
SHORT-TERM INVESTMENTS 0.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(e)		19,300,000	$19,300,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$19,300,000)			19,300,000
TOTAL INVESTMENTS (Identified cost—$2,252,076,526)	98.1%		2,373,506,009
OTHER ASSETS IN EXCESS OF LIABILITIES	1.9		46,858,546
NET ASSETS	100.0%		$2,420,364,555

Forward foreign currency exchange contracts outstanding at March 31, 2014 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	2,536,317	USD	3,509,908	4/2/14	$15,752
Brown Brothers Harriman	EUR	32,427,694	USD	44,773,176	4/2/14	99,178
Brown Brothers Harriman	GBP	2,082,879	USD	3,480,907	4/2/14	8,435
Brown Brothers Harriman	GBP	29,453,849	USD	49,334,696	4/2/14	230,708
Brown Brothers Harriman	USD	48,198,798	EUR	34,964,011	4/2/14	(30,644)
Brown Brothers Harriman	USD	52,565,954	GBP	31,536,728	4/2/14	10,506
Brown Brothers Harriman	GBP	33,489,779	USD	55,803,014	5/2/14	(16,749)
Brown Brothers Harriman	EUR	34,728,720	USD	47,866,213	5/5/14	25,534
						$342,720

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Resale is restricted to qualified institutional investors. Aggregate holdings equal 25.3% of the net assets of the Fund, of which 0.0% are illiquid.

(b)    A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $5,166,000 in aggregate has been segregated as collateral.

(c)     Illiquid security. Aggregate holdings equal 0.2% of the net assets of the Fund.

(d)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 1.7% of the net assets of the Fund.

(e)     Rate quoted represents the seven-day yield of the Fund.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2014.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities - $25 Par Value - Banks	$281,372,371	$199,967,912	$54,266,037	$27,138,422	(a)
Preferred Securities - $25 Par Value - Life/Health Insurance	25,234,066	13,691,066	11,543,000	—
Preferred Securities - $25 Par Value - Trasport - Marine - Foreign	25,848,188	16,761,797	—	9,086,391	(b)
Preferred Securities - $25 Par Value - Other Industries	590,614,978	590,614,978		—
Preferred Securities - Capital Securities - Banks - Foreign	521,453,387	—	497,058,663	24,394,724	(b)
Preferred Securities - Capital Securities - Other Industries	889,354,486	—	889,354,486	—
Corporate Bonds	20,328,533	—	20,328,533	—
Money Market Funds	19,300,000	—	19,300,000	—
Total Investments(c)	$2,373,506,009	$821,035,753	$1,491,850,719	$60,619,537
Forward foreign currency exchange contracts	$390,113	$—	$390,113	$—
Total Appreciation in Other Financial Instruments(c)	$390,113	$—	$390,113	$—
Forward foreign currency exchange contracts	$(47,393)	$—	$(47,393)	$—
Total Depreciation in Other Financial Instruments(c)	$(47,393)	$—	$(47,393)	$—

(a) Valued by a pricing service which utilized independent broker quotes.

(b) Valued utilizing independent broker quotes.

(c) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - $25 Par Value - Banks	Preferred Securities - $25 Par Value - Real Estate - Diversified	Preferred Securities - $25 Par Value - Transport - Marine - Foreign	Preferred Securities - Capital Securities- Banks - Foreign
Balance as of December 31, 2013	$43,632,739	$21,289,081	$5,109,359	$—	$17,234,299
Purchases	14,299,775	—	—	9,020,694	5,279,081
Amortization	(21)	—	—	—	(21)
Change in unrealized appreciation (depreciation)	2,687,044	370,475	369,507	65,697	1,881,365
Transfers within Level 3(a)	—	5,478,866	(5,478,866)	—	—
Balance as of March 31, 2014	$60,619,537	$27,138,422	$—	$9,086,391	$24,394,724

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2014 which were valued using significant unobservable inputs (Level 3) amounted to $2,687,044.

(a) As of March 31, 2014, transfers within Level 3 occurred due to changes in sector classifications.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of March 31, 2014:

Forward foreign currency exchange contracts	$342,720

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the three months ended March 31, 2014:

Forward foreign currency exchange contracts
Average Notional Amount	$89,999,685
Ending Notional Amount	$103,669,227

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Note 3.   Income Tax Information

As of March 31, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,252,076,526
Gross unrealized appreciation	$137,723,129
Gross unrealized depreciation	(16,293,646)
Net unrealized appreciation	$121,429,483

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 23, 2014